UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 7396

Managed High Income Portfolio Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: February 28

Date of reporting period: November 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

MANAGED HIGH INCOME PORTFOLIO INC.

FORM N-Q

NOVEMBER 30, 2005

MANAGED HIGH INCOME PORTFOLIO INC.

Schedule of Investments (unaudited)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES - 89.7%
Aerospace & Defense - 0.1%
$400,000	BB-	Sequa Corp., Senior Notes, 9.000% due 8/1/09	$422,000

Airlines - 1.2%
		Continental Airlines Inc., Pass-Through Certificates:
259,564	B+	Series 2000-2, Class C, 8.312% due 4/2/11	223,822
1,435,000	B	Series 2001-2, Class D, 7.568% due 12/1/06	1,368,859
		United Airlines Inc., Pass-Through Certificates:
581,502	NR	Series 2000-1, Class B, 8.030% due 7/1/11 (a)	367,635
1,443,358	Caa1	Series 2000-2, Class B, 7.811% due 10/1/09 (a)	1,250,359
		Series 2001-1:
275,000	A	Class B, 6.932% due 9/1/11 (a)	241,003
630,000	NR	Class C, 6.831% due 9/1/08 (a)	436,110

		Total Airlines	3,887,788

Auto Components - 0.8%
415,000	B	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	416,037
1,160,000	BB	Dana Corp., Notes, 6.500% due 3/1/09	933,800
375,000	B-	Rexnord Corp., Senior Subordinated Notes, 10.125% due 12/15/12	406,875
600,000	B-	Tenneco Automotive Inc., Senior Secured Notes, Series B, 10.250% due 7/15/13	658,500
163,000	BB-	TRW Automotive Inc., Senior Subordinated Notes, 11.000% due 2/15/13	182,968

		Total Auto Components	2,598,180

Automobiles - 3.3%
		Ford Motor Co.:
		Debentures:
375,000	BB+	6.625% due 10/1/28	251,250
375,000	BB+	8.900% due 1/15/32	282,187
8,765,000	BB+	Notes, 7.450% due 7/16/31	6,223,150
		General Motors Corp.:
		Senior Debentures:
1,200,000	BB-	8.250% due 7/15/23	807,000
2,850,000	BB-	8.375% due 7/15/33	1,938,000
1,325,000	BB-	Senior Notes, 7.125% due 7/15/13	920,875

		Total Automobiles	10,422,462

Beverages - 0.2%
530,000	B+	Cott Beverages USA Inc., Senior Subordinated Notes, 8.000% due 12/15/11	545,900

Building Products - 1.0%
		Associated Materials Inc.:
2,300,000	CCC+	Senior Discount Notes, step bond to yield 10.559% due 3/1/14	989,000
265,000	CCC+	Senior Subordinated Notes, 9.750% due 4/15/12	250,425
1,100,000	B-	Goodman Global Holding Co. Inc., Senior Notes, 6.410% due 6/15/12 (b)(c)	1,094,500
900,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	868,500

		Total Building Products	3,202,425

Capital Markets - 0.4%
1,008,000	B-	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	1,122,660

Chemicals - 4.4%
615,000	BB-	Airgas Inc., Senior Subordinated Notes, 9.125% due 10/1/11	654,975
950,000	B-	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Second Priority Senior Secured Notes, 9.000% due 7/15/14 (b)	942,875
1,450,000	BB-	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	1,605,875
825,000	B+	Hercules Inc., 6.750% due 10/15/29	803,344

See Notes to Schedule of Investments.

MANAGED HIGH INCOME PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Chemicals - 4.4% (continued)
$525,000	B	Huntsman International LLC, Senior Notes, 9.875% due 3/1/09	$554,531
1,055,000	BB-	ISP Chemco Inc., Senior Subordinated Notes, Series B, 10.250% due 7/1/11	1,128,850
1,035,000	B+	ISP Holdings Inc., Senior Secured Notes, Series B, 10.625% due 12/15/09	1,089,337
1,425,000	BB-	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	1,610,250
420,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	466,200
375,000	B-	Nalco Co., Senior Subordinated Notes, 8.875% due 11/15/13	390,938
390,000	B-	OM Group Inc., Senior Subordinated Notes, 9.250% due 12/15/11	384,150
1,200,000	B-	Resolution Performance Products LLC, Senior Subordinated Notes, 13.500% due 11/15/10	1,273,500
		Rhodia SA:
		Senior Notes:
25,000	CCC+	7.625% due 6/1/10	25,188
300,000	CCC+	10.250% due 6/1/10	330,750
1,750,000	CCC+	Senior Subordinated Notes, 8.875% due 6/1/11	1,785,000
569,000	BB-	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	607,407

		Total Chemicals	13,653,170

Commercial Services & Supplies - 2.2%
1,450,000	B-	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	1,374,973
		Allied Waste North America Inc.:
		Senior Notes:
50,000	BB-	7.250% due 3/15/15	51,125
		Series B:
1,555,000	BB-	8.500% due 12/1/08	1,644,412
150,000	BB-	9.250% due 9/1/12	163,875
1,250,000	B+	Senior Secured Notes, Series B, 7.375% due 4/15/14	1,212,500
950,000	CCC+	Brand Services Inc., Senior Notes, 12.000% due 10/15/12	1,002,250
		Cenveo Corp.:
730,000	B+	Senior Notes, 9.625% due 3/15/12	790,225
800,000	B-	Senior Subordinated Notes, 7.875% due 12/1/13	772,000

		Total Commercial Services & Supplies	7,011,360

Communications Equipment - 1.5%
4,075,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	3,535,062
1,225,000	B-	Nortel Networks Corp., Notes, 6.875% due 9/1/23	1,096,375
225,000	B-	Nortel Networks Ltd., Notes, 6.125% due 2/15/06	225,563

		Total Communications Equipment	4,857,000

Computers & Peripherals - 0.1%
450,000	B-	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (b)	468,000

Containers & Packaging - 4.1%
650,000	B-	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	685,750
1,575,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	1,496,250
1,725,000	B	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	1,681,875
500,000	B-	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	497,500
		Owens-Brockway Glass Container Inc.:
925,000	B	6.750% due 12/1/14	888,000
2,060,000	BB-	Senior Secured Notes, 8.875% due 2/15/09	2,173,300
1,190,000	B+	Plastipak Holdings Inc., Senior Notes, 10.750% due 9/1/11	1,303,050
		Pliant Corp.:
260,000	C	Senior Secured Second Lien Notes, 11.125% due 9/1/09	226,200
150,000	C	Senior Subordinated Notes, 13.000% due 6/1/10	29,250
425,000	CCC-	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	350,625
935,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (b)	980,268

See Notes to Schedule of Investments.

MANAGED HIGH INCOME PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Containers & Packaging - 4.1% (continued)
$1,525,000	B	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	$1,399,188
		Tekni-Plex Inc.:
650,000	C	Senior Secured Notes, 8.750% due 11/15/13 (b)	588,250
710,000	C	Senior Subordinated Notes, Series B, 12.750% due 6/15/10	418,900

		Total Containers & Packaging	12,718,406

Diversified Consumer Services - 0.6%
		Service Corp. International:
740,000	BB	Debentures, 7.875% due 2/1/13	780,700
1,030,000	BB	Senior Notes, 6.500% due 3/15/08	1,048,025

		Total Diversified Consumer Services	1,828,725

Diversified Financial Services - 4.3%
		Alamosa Delaware Inc.:
584,000	CCC+	Senior Discount Notes, step bond to yield 11.437% due 7/31/09	643,860
975,000	CCC+	Senior Notes, 11.000% due 7/31/10	1,111,500
265,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	266,988
1,450,000	B-	CCM Merger Inc., Notes, 8.000% due 8/1/13 (b)	1,410,125
		Ford Motor Credit Co.:
		Notes:
1,475,000	BB+	6.625% due 6/16/08	1,376,156
650,000	BB+	7.875% due 6/15/10	609,744
225,000	BB+	7.000% due 10/1/13	199,246
975,000	BB+	Senior Notes, 7.250% due 10/25/11	879,655
		General Motors Acceptance Corp.:
6,325,000	BB	Bonds, 8.000% due 11/1/31	6,219,170
275,000	BB	Notes, 6.750% due 12/1/14	249,903
650,000	B-	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (b)	640,250

		Total Diversified Financial Services	13,606,597

Diversified Telecommunication Services - 3.6%
		AT&T Corp., Senior Notes:
1,350,000	A	7.300% due 11/15/11	1,504,833
1,000,000	A	9.750% due 11/15/31	1,235,000
940,000	D	GT Group Telecom Inc., Senior Discount Notes, step bond to yield 16.470% due 2/1/10 (a)(d)(e)	0
400,000	B	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	422,500
550,000	B+	Intelsat Bermuda Ltd., Senior Notes, 8.695% due 1/15/12 (b)(c)	561,000
1,475,000	B	Intelsat Ltd., Senior Discount Notes, step bond to yield 8.596% due 2/1/15 (b)	997,469
150,000	B+	MCI Inc., Senior Notes, 8.735% due 5/1/14	165,938
525,000	B-	Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26	509,250
250,000	B-	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	263,750
429,000	B+	PanAmSat Corp., 9.000% due 8/15/14	452,595
		Qwest Communications International Inc., Senior Notes:
125,000	B	7.500% due 2/15/14	126,875
350,000	B	Series B, 7.500% due 2/15/14 (b)	355,250
		Qwest Corp.:
170,000	BB	7.500% due 6/15/23	168,300
1,980,000	BB	Debentures, 6.875% due 9/15/33	1,856,250
2,425,000	BB	Notes, 8.875% due 3/15/12	2,734,187

		Total Diversified Telecommunication Services	11,353,197

Electric Utilities - 3.6%
		Edison Mission Energy, Senior Notes:
1,055,000	B+	10.000% due 8/15/08	1,157,862
475,000	B+	7.730% due 6/15/09	492,813
1,775,000	B+	9.875% due 4/15/11	2,074,531

See Notes to Schedule of Investments.

MANAGED HIGH INCOME PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Electric Utilities - 3.6% (continued)
$625,000	NR	Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31 (a)	$817,188
1,395,000	B	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	1,597,275
		Reliant Energy Inc., Senior Secured Notes:
1,725,000	B+	9.250% due 7/15/10	1,761,656
1,675,000	B+	9.500% due 7/15/13	1,716,875
1,425,000	B	Texas Genco LLC/Texas Genco Financing Corp., Senior Notes, 6.875% due 12/15/14 (b)	1,531,875

		Total Electric Utilities	11,150,075

Electrical Equipment - 0.4%
1,240,000	BBB-	Thomas & Betts Corp., Medium-Term Notes, 6.625% due 5/7/08	1,273,323

Electronic Equipment & Instruments - 0.2%
600,000	CCC-	Muzak LLC/Muzak Finance Corp., Senior Notes, 10.000% due 2/15/09	523,500

Energy Equipment & Services - 0.5%
352,000	B-	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.625% due 11/1/14 (b)	361,680
1,025,000	B	Hanover Compressor Co., Senior Notes, 9.000% due 6/1/14	1,117,250

		Total Energy Equipment & Services	1,478,930

Food & Staples Retailing - 0.9%
1,525,000	B-	Jean Coutu Group Inc., Senior Subordinated Notes, 8.500% due 8/1/14	1,422,062
		Rite Aid Corp., Notes:
1,105,000	B-	7.125% due 1/15/07	1,107,763
400,000	B-	6.125% due 12/15/08 (b)	376,000

		Total Food & Staples Retailing	2,905,825

Food Products - 1.9%
250,000	BB	Ahold Finance USA Inc., Notes, 8.250% due 7/15/10	271,875
		Ahold Lease USA Inc.:
1,281,233	BB+	Pass-Through Certificates, Series 2001 A-1, 7.820% due 1/2/20	1,378,126
175,000	BB+	Pass-Through Certificates, Series 2001 A-2, 8.620% due 1/2/25	195,234
600,000	BB-	Dean Foods Co., Senior Notes, 6.900% due 10/15/17	619,500
675,000	B	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	712,125
1,075,000	B-	Doane Pet Care Co., Senior Notes, 10.750% due 3/1/10	1,169,063
1,600,000	B-	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	1,552,000

		Total Food Products	5,897,923

Health Care Providers & Services - 3.2%
1,450,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	1,522,500
825,000	B	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	817,781
725,000	B	DaVita Inc., Senior Notes, 6.625% due 3/15/13 (b)	746,750
		Extendicare Health Services Inc.:
465,000	B+	Senior Notes, 9.500% due 7/1/10	495,225
700,000	B	Senior Subordinated Notes, 6.875% due 5/1/14	675,500
725,000	BB+	HCA Inc., Notes, 6.375% due 1/15/15	723,973
1,675,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	1,767,125
825,000	CCC+	InSight Health Services Corp., Senior Subordinated Notes, Series B, 9.875% due 11/1/11	660,000
150,000	B-	Psychiatric Solutions Inc., Senior Subordinated Notes, 10.625% due 6/15/13	171,000
		Tenet Healthcare Corp., Senior Notes:
825,000	B	6.500% due 6/1/12	748,688
1,775,000	B	7.375% due 2/1/13	1,624,125
50,000	B	9.875% due 7/1/14	50,375

		Total Health Care Providers & Services	10,003,042

See Notes to Schedule of Investments.

MANAGED HIGH INCOME PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Hotels, Restaurants & Leisure - 7.6%
$515,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 9.500% due 2/1/11	$504,700
1,325,000	B+	Ameristar Casinos Inc., Senior Subordinated Notes, 10.750% due 2/15/09	1,414,437
		Caesars Entertainment Inc., Senior Subordinated Notes:
800,000	BB+	9.375% due 2/15/07	838,000
800,000	BB+	8.875% due 9/15/08	866,000
1,530,000	BB+	8.125% due 5/15/11	1,686,825
2,325,000	B-	Cinemark Inc., Senior Discount Notes, step bond to yield 9.320% due 3/15/14	1,726,312
		Herbst Gaming Inc., Senior Subordinated Notes:
1,350,000	B-	8.125% due 6/1/12	1,404,000
275,000	B-	7.000% due 11/15/14	272,250
		Hilton Hotels Corp.:
425,000	BBB-	Notes, 7.625% due 12/1/12	453,596
890,000	BBB-	Senior Notes, 7.950% due 4/15/07	915,864
1,050,000	CCC-	Icon Health & Fitness Inc., Senior Subordinated Notes, 11.250% due 4/1/12	889,875
1,250,000	B	Kerzner International Ltd., 6.750% due 10/1/15 (b)	1,215,625
1,300,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	1,257,750
150,000	CCC+	Loews Cineplex Entertainment Corp., Senior Subordinated Notes, 9.000% due 8/1/14	150,938
		MGM MIRAGE Inc.:
1,200,000	BB	Senior Notes, 6.750% due 9/1/12	1,215,000
415,000	B+	Senior Subordinated Debentures, 7.625% due 7/15/13	432,638
		Senior Subordinated Notes:
525,000	B+	9.750% due 6/1/07	555,187
1,285,000	B+	8.375% due 2/1/11	1,371,737
1,040,000	B+	Series B, 10.250% due 8/1/07	1,115,400
850,000	B-	Riddell Bell Holdings Inc., Senior Subordinated Notes, 8.375% due 10/1/12	799,000
825,000	B+	Scientific Games Corp., Senior Subordinated Notes, 6.250% due 12/15/12	816,750
		Six Flags Inc., Senior Notes:
525,000	CCC	9.750% due 4/15/13	521,063
400,000	CCC	9.625% due 6/1/14	395,000
750,000	BB+	Starwood Hotels & Resorts Worldwide Inc., Senior Notes, 7.875% due 5/1/12	825,000
450,000	B+	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16	459,000
1,100,000	B+	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (b)	1,145,375
700,000	B	VICORP Restaurants Inc., Senior Notes, 10.500% due 4/15/11	651,000

		Total Hotels, Restaurants & Leisure	23,898,322

Household Durables - 2.1%
		D.R. Horton Inc.:
685,000	BB+	Senior Notes, 8.000% due 2/1/09	734,055
545,000	BB-	Senior Subordinated Notes, 9.375% due 3/15/11	577,425
1,150,000	CC	Home Interiors & Gifts Inc., Senior Subordinated Notes, 10.125% due 6/1/08	753,250
1,200,000	B-	Interface Inc., Senior Notes, 10.375% due 2/1/10	1,296,000
815,000	BB-	KB HOME, Senior Subordinated Notes, 9.500% due 2/15/11	862,095
1,035,000	BB-	Schuler Homes Inc., Senior Subordinated Notes, 10.500% due 7/15/11	1,120,387
800,000	B-	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	820,000
525,000	B+	Standard Pacific Corp., Senior Subordinated Notes, 9.250% due 4/15/12	538,125

		Total Household Durables	6,701,337

Independent Power Producers & Energy Traders - 3.7%
		AES Corp., Senior Notes:
2,330,000	B-	9.500% due 6/1/09	2,522,225
250,000	B-	7.750% due 3/1/14	260,625

See Notes to Schedule of Investments.

MANAGED HIGH INCOME PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Independent Power Producers & Energy Traders - 3.7% (continued)
		Calpine Corp.:
$1,180,000	B-	Second Priority Senior Secured Notes, 8.500% due 7/15/10 (b)	$895,325
795,000	B-	Senior Secured Notes, 8.750% due 7/15/13 (b)	600,225
4,800,000	B-	Dynegy Holdings Inc., Second Priority Senior Secured Notes, 10.650% due 7/15/08 (b)(c)	5,094,000
1,988,000	B	NRG Energy Inc., Second Priority Senior Secured Notes, 8.000% due 12/15/13	2,191,770

		Total Independent Power Producers & Energy Traders	11,564,170

Industrial Conglomerates - 1.0%
745,000	NR	Aqua-Chem Inc., Senior Subordinated Notes, 11.250% due 7/1/08 (d)	625,800
700,000	B	Blount Inc., Senior Subordinated Notes, 8.875% due 8/1/12	729,750
2,475,000	B-	KI Holdings Inc., Senior Discount Notes, step bond to yield 9.872% due 11/15/14	1,621,125

		Total Industrial Conglomerates	2,976,675

Insurance - 0.3%
1,015,000	BB	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46	1,086,495

Internet Software & Services - 0.2%
510,000	B-	FTD Inc., Senior Unsecured Notes, 7.750% due 2/15/14	503,625

IT Services - 0.5%
		Iron Mountain Inc., Senior Subordinated Notes:
1,100,000	B	8.625% due 4/1/13	1,155,000
350,000	B	7.750% due 1/15/15	355,250

		Total IT Services	1,510,250

Machinery - 1.4%
100,000	BB-	Case New Holland Inc., Senior Notes, 9.250% due 8/1/11	106,500
950,000	B-	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (b)	935,750
950,000	B-	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	1,007,000
850,000	B-	Mueller Holdings Inc., Discount Notes, step bond to yield 14.972% due 4/15/14	643,875
415,000	B+	NMHG Holding Co., Senior Notes, 10.000% due 5/15/09	444,050
700,000	B	Terex Corp., Senior Subordinated Notes, Series B, 10.375% due 4/1/11	749,000
585,000	CCC+	Wolverine Tube Inc., Senior Notes, 10.500% due 4/1/09	511,875

		Total Machinery	4,398,050

Marine - 0.3%
875,000	B+	General Maritime Corp., Senior Notes, 10.000% due 3/15/13	980,000

Media - 11.4%
2,380,699	B-	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	2,452,120
1,425,000	CCC-	CCH I Holdings LLC, Senior Accreting Notes, step bond to yield 17.231% due 1/15/14 (b)	1,026,000
		Charter Communications Holdings LLC:
2,250,000	CCC-	Senior Accreting Notes, step bond to yield 16.292% due 5/15/14 (b)	1,372,500
4,150,000	CCC-	Senior Secured Notes, 11.000% due 10/1/15 (b)	3,579,375
		CSC Holdings Inc.:
1,475,000	BB-	Senior Debentures, 7.625% due 7/15/18	1,408,625
		Senior Notes, Series B:
725,000	BB-	8.125% due 7/15/09	737,688
420,000	BB-	7.625% due 4/1/11	420,000
1,845,000	B+	Senior Subordinated Debentures, 10.500% due 5/15/16	1,978,762
422,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	493,740
		Dex Media Inc., Discount Notes:
1,100,000	B	Step bond to yield 7.837% due 11/15/13	877,250
950,000	B	Step bond to yield 8.736% due 11/15/13	757,625

See Notes to Schedule of Investments.

MANAGED HIGH INCOME PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Media - 11.4% (continued)
$855,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	$950,119
475,000	BB-	DIRECTV Holdings LLC Finance, Senior Notes, 6.375% due 6/15/15 (b)	468,469
942,000	BB-	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	1,026,780
		EchoStar DBS Corp., Senior Notes:
1,193,000	BB-	9.125% due 1/15/09	1,255,632
1,900,000	BB-	6.625% due 10/1/14	1,843,000
725,000	B -	Emmis Communications Corp., Senior Notes, 9.745% due 6/15/12 (c)	729,531
1,550,000	BBB+	Historic TW Inc., Senior Notes, 6.625% due 5/15/29	1,581,158
1,425,000	B -	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 11.234% due 10/15/13	1,099,031
1,585,000	CCC+	Insight Communications Co. Inc., Senior Discount Notes, step bond to yield 13.753% due 2/15/11	1,658,306
1,500,000	B	Mediacom Broadband LLC, Senior Notes, 11.000% due 7/15/13	1,620,000
600,000	B	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13	592,500
1,425,000	CCC+	Nexstar Finance Inc., Senior Subordinated Notes, 7.000% due 1/15/14	1,282,500
300,000	B+	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (b)	341,250
895,000	B	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	947,581
2,710,000	B+	Rogers Cablesystems Ltd., Senior Subordinated Debentures, 11.000% due 12/1/15	2,865,825
1,300,000	BBB+	Time Warner Inc., Senior Notes, 7.625% due 4/15/31	1,479,174
375,000	CCC	Vertis Inc., Senior Secured Notes, 9.750% due 4/1/09	387,188
358,000	B+	Yell Finance BV, Senior Discount Notes, step bond to yield 12.263% due 8/1/11	368,740

		Total Media	35,600,469

Metals & Mining - 0.7%
1,275,000	B+	Aleris International Inc., Senior Secured Notes, 10.375% due 10/15/10	1,400,906
780,000	BBB	Phelps Dodge Corp., Senior Notes, 8.750% due 6/1/11	898,304

		Total Metals & Mining	2,299,210

Multi-Utilities - 0.1%
330,000	BB+	Avista Corp., Senior Notes, 9.750% due 6/1/08	362,597

Multiline Retail - 1.4%
		J.C. Penney Co. Inc., Notes:
1,400,000	BB+	8.000% due 3/1/10	1,530,616
1,323,000	BB+	9.000% due 8/1/12	1,548,704
550,000	B -	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (b)	558,937
722,000	B+	Saks Inc., Notes, 9.875% due 10/1/11	794,200

		Total Multiline Retail	4,432,457

Oil, Gas & Consumable Fuels - 6.6%
		Chesapeake Energy Corp., Senior Notes:
2,175,000	BB	6.625% due 1/15/16	2,164,125
950,000	BB	6.250% due 1/15/18	914,375
682,000	B+	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	741,675
4,175,000	B -	El Paso Corp., Medium-Term Notes, 7.750% due 1/15/32	4,133,250
1,275,000	BB-	Forest Oil Corp., Senior Notes, 8.000% due 12/15/11	1,408,875
820,000	BB	Luscar Coal Ltd., Senior Notes, 9.750% due 10/15/11	887,650
1,325,000	B+	Plains Exploration & Production Co., Senior Subordinated Notes, Series B, 8.750% due 7/1/12	1,427,687

See Notes to Schedule of Investments.

MANAGED HIGH INCOME PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 6.6% (continued)
$310,000	B+	Pogo Producing Co., Senior Subordinated Notes, Series B, 8.250% due 4/15/11	$325,500
520,000	BB-	SESI LLC, Senior Notes, 8.875% due 5/15/11	543,400
1,625,000	B	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	1,523,437
1,420,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	1,530,050
		Vintage Petroleum Inc.:
725,000	BB-	Senior Notes, 8.250% due 5/1/12	784,813
325,000	B	Senior Subordinated Notes, 7.875% due 5/15/11	341,250
		Williams Cos. Inc.:
		Notes:
1,825,000	B+	7.875% due 9/1/21	1,934,500
725,000	B+	8.750% due 3/15/32	826,500
1,025,000	B+	Senior Notes, 7.625% due 7/15/19	1,076,250

		Total Oil, Gas & Consumable Fuels	20,563,337

Paper & Forest Products - 2.7%
1,385,000	BB-	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	1,225,725
1,525,000	B+	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	1,437,312
650,000	B-	Blue Ridge Paper Products Inc., Secured Notes, 9.500% due 12/15/08	601,250
		Buckeye Technologies Inc., Senior Subordinated Notes:
341,000	B	9.250% due 9/15/08	342,705
1,745,000	B	8.000% due 10/15/10	1,666,475
1,500,000	BB-	Catalyst Paper Corp., Senior Notes, Series D, 8.625% due 6/15/11	1,473,750
200,000	BB+	Domtar Inc., Notes, 7.125% due 8/15/15	178,000
1,600,000	B-	Newark Group Inc., Senior Subordinated Notes, 9.750% due 3/15/14	1,400,000

		Total Paper & Forest Products	8,325,217

Personal Products - 0.5%
350,000	Caa2	DEL Laboratories Inc., Senior Subordinated Notes, 8.000% due 2/1/12	280,000
1,200,000	B	Playtex Products Inc., Senior Secured Notes, 8.000% due 3/1/11	1,278,000

		Total Personal Products	1,558,000

Pharmaceuticals - 0.2%
700,000	CCC+	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	654,500

REITs - 1.3%
		Host Marriott LP, Senior Notes:
375,000	BB-	7.125% due 11/1/13	390,938
1,760,000	BB-	Series I, 9.500% due 1/15/07	1,843,600
350,000	BB-	Series O, 6.375% due 3/15/15	349,125
		MeriStar Hospitality Corp., Senior Notes:
150,000	CCC+	9.000% due 1/15/08	156,375
50,000	CCC+	9.125% due 1/15/11	55,750
1,250,000	CCC+	MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp., Senior Notes, 10.500% due 6/15/09	1,321,875

		Total REITs	4,117,663

Semiconductors & Semiconductor Equipment - 0.5%
		Amkor Technology Inc.:
475,000	B-	Senior Notes, 9.250% due 2/15/08	460,750
1,335,000	CCC	Senior Subordinated Notes, 10.500% due 5/1/09	1,211,513

		Total Semiconductors & Semiconductor Equipment	1,672,263

Specialty Retail - 1.3%
875,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (b)	853,125
1,100,000	BBB-	Gap Inc., Notes, 9.550% due 12/15/08	1,225,226
1,525,000	B-	Hines Nurseries Inc., Senior Notes, 10.250% due 10/1/11	1,502,125

See Notes to Schedule of Investments.

MANAGED HIGH INCOME PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Specialty Retail - 1.3% (continued)
$500,000	CCC	Toys “R” Us Inc., Notes, 7.375% due 10/15/18	$370,000

		Total Specialty Retail	3,950,476

Textiles, Apparel & Luxury Goods - 0.7%
		Levi Strauss & Co., Senior Notes:
1,125,000	B-	8.804% due 4/1/12 (c)	1,144,688
75,000	B-	9.750% due 1/15/15	78,000
2,000,000	B-	Simmons Co., Senior Discount Notes, step bond to yield 10.002% due 12/15/14 (b)	1,050,000

		Total Textiles, Apparel & Luxury Goods	2,272,688

Thrifts & Mortgage Finance - 1.1%
3,200,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	3,376,000

Wireless Telecommunication Services - 5.6%
		AirGate PCS Inc.:
325,000	B-	7.900% due 10/15/11 (c)	338,812
701,300	CCC	Senior Secured Subordinated Notes, 9.375% due 9/1/09	738,995
600,000	BB-	American Tower Escrow Corp., Discount Notes, zero coupon bond to yield 14.314% due 8/1/08	466,500
1,525,000	BBB-	IWO Holdings Inc., Secured Notes, 7.900% due 1/15/12 (c)	1,586,000
		New Cingular Wireless Services Inc.:
2,350,000	A	Notes, 8.125% due 5/1/12	2,708,784
2,700,000	A	Senior Notes, 7.875% due 3/1/11	3,027,056
		Nextel Communications Inc.:
50,000	A-	Senior Notes, Series E, 6.875% due 10/31/13	52,051
1,975,000	A-	Senior Serial Redeemable Notes, Series D, 7.375% due 8/1/15	2,080,562
		Sprint Capital Corp.:
3,400,000	A-	Notes, 8.750% due 3/15/32	4,469,569
1,975,000	A-	Senior Notes, 6.875% due 11/15/28	2,127,561

		Total Wireless Telecommunication Services	17,595,890

		TOTAL CORPORATE BONDS & NOTES (Cost - $270,429,113)	281,330,179

ASSET-BACKED SECURITY - 0.0%
Diversified Financial Services - 0.0%
6,296,588	D	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/12 (a)(d)(e) (Cost - $6,995,539)	0

LOAN PARTICIPATION - 1.1%
United States - 1.1%
3,500,000		UPC Broadband Inc. Term Loan, Tranche H2, 6.554% due 3/15/12 (Bank of America)(c)(f) (Cost - $3,500,000)	3,532,499

SHARES
COMMON STOCKS - 1.2%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
38,785		Aurora Foods Inc. (d)(e)*	0

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
4,109		Outsourcing Solutions Inc. (e)*	17,465

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
2,012		Northrop Grumman Corp.	115,428

See Notes to Schedule of Investments.

MANAGED HIGH INCOME PORTFOLIO INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
7,514	Motorola Inc.	$181,013

Semiconductors & Semiconductor Equipment - 0.0%
829	Freescale Semiconductor Inc., Class B Shares*	21,388

	TOTAL INFORMATION TECHNOLOGY	202,401

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
2,169	McLeodUSA Inc., Class A Shares*	43
12,250	Pagemart (d)(e)*	123
53,428	Telewest Global Inc.*	1,190,910

	Total Diversified Telecommunication Services	1,191,076

Wireless Telecommunication Services - 0.7%
83,132	Alamosa Holdings Inc.*	1,536,279
22,554	Crown Castle International Corp. *	617,980

	Total Wireless Telecommunication Services	2,154,259

	TOTAL TELECOMMUNICATION SERVICES	3,345,335

	TOTAL COMMON STOCKS (Cost - $4,338,455)	3,680,629

CONVERTIBLE PREFERRED STOCKS - 1.2%
TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
2,234	Alamosa Holdings Inc., Series B, 7.500% due 7/31/13	3,076,776
12,000	Crown Castle International Corp., 6.250% due 8/15/12	654,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $1,013,147)	3,730,776

WARRANTS
WARRANTS - 0.1%
600	American Tower Corp., Class A Shares, Expires 8/1/08(b)*	230,251
1,005	Cybernet Internet Services International Inc., Expires 7/1/09(d)(e)*	0
940	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(b)(d)(e)*	0
720	IWO Holdings Inc., Expires 1/15/11(b)(d)(e)*	0
750	Jazztel PLC, Expires 7/15/10(e)*	0
1,040	Merrill Corp., Class B Shares, Expires 5/1/09(b)(d)(e)*	0
650	Mueller Holdings Inc., Expires 4/15/14(e)*	6
150	Pliant Corp., Expires 6/1/10(b)(d)(e)*	2
4,125	RSL Communications Ltd., Class A Shares, Expires 11/15/06(d)(e)*	0
2,460	Viasystems Group Inc., Expires 1/31/10(d)(e)*	0

	TOTAL WARRANTS (Cost - $294,342)	230,259

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $286,570,596)	292,504,342

FACE AMOUNT
SHORT-TERM INVESTMENT - 4.1%
Repurchase Agreement - 4.1%
$12,782,000	Interest in $170,569,000 joint tri-party repurchase agreement dated 11/30/05 with Barclays Capital Inc., 3.940% due 12/1/05, Proceeds at maturity - $12,783,399; (Fully collateralized by various U.S. Treasury obligations, 0.000% to 2.875% due 1/5/06 to 11/30/06; Market value - $13,037,649) (Cost - $12,782,000)	12,782,000

	TOTAL INVESTMENTS - 97.4% (Cost - $299,352,596#)	305,286,342
	Other Assets in Excess of Liabilities - 2.6%	8,261,780

	TOTAL NET ASSETS - 100.0%	$313,548,122

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

(a)	Security is currently in default.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Variable rate security. Coupon rate disclosed is that which is in effect at November 30, 2005.

(d)	Illiquid security.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Directors .

(f)	Participation interest was acquired through the financial institution indicated parenthetically.

#	Aggregate cost for federal income tax purposes is substantially the same.

See page 11 for definitions of ratings.

Abbreviation used in this Schedule:

REITs — Real Estate Investment Trusts

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s Investors Service or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Managed High Income Portfolio Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(d) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$24,667,874
Gross unrealized depreciation	(18,734,128)

Net unrealized appreciation	$5,933,746

At November 30, 2005, the Fund held one loan participation with a total cost of $3,500,000 and a total market value of $3,532,499.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Income Portfolio Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: January 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 30, 2006

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: January 30, 2006